Accrued Liabilities	6 Months Ended
Jun. 30, 2015
Accrued Liabilities.
Accrued Liabilities

8. Accrued Liabilities

        At June 30, 2015 and December 31, 2014 accrued liabilities consisted of the following:

	June 30, 2015	December 31, 2014
	(in thousands)
Accrued oil and gas capital expenditures	$54,674	$76,398
Accrued revenue and royalty distributions	44,411	51,292
Accrued lease operating and workover expense	17,250	10,113
Accrued interest	23,567	21,521
Accrued taxes	4,427	4,226
Other	10,892	20,281

Accrued liabilities	$155,221	$183,831